Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,663,680
Previously Paid Amount	0.00
Total Fee Amount	1,886.95
Total Offset Amount	0.00
Net Fee	1,886.95
Narrative - Max Aggregate Offering Price	$ 13,663,680
Final Prospectus	true